Fair value measurement (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value measurement
Gross unrealized gains	¥ 23,798	¥ 0	¥ 0